Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization period	1 year 2 months 12 days		1 year 10 months 24 days	1 year 10 months 24 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 30	$ 30	$ 40
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 30	$ 30		$ 40